SHAREHOLDERS' EQUITY (Additional Stock-Based Compensation Data) (Details) - Employee [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation expense, employees	$ 5,644
Compensation costs weighted average period to be recognized	3 years 2 months 26 days